Retirement Benefit and Other Post-retirement Obligations - Summary of Gains (Losses) Recognised in Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans gain loss recognised [line items]
Gains (losses)recognised for benefit plans	£ 175	£ (268)	£ 110
Defined benefit plan [member]
Disclosure of defined benefit plans gain loss recognised [line items]
Gains (losses)recognised for benefit plans	£ 175	(277)	104
PRMB [member]
Disclosure of defined benefit plans gain loss recognised [line items]
Gains (losses)recognised for benefit plans		£ 9	£ 6